Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000108850
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class A
Trading Symbol	NLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	1.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
AssetsNet	$ 7,241,193,340
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,241,193,340
Number of Portfolio Holdings	192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Progressive Corp.	(0.6)%
Goldman Sachs Group, Inc.	(0.5)%
Interpublic Group of Cos., Inc.	(0.5)%
Nordstrom, Inc.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
J.M. Smucker Co.	(0.5)%
Exelon Corp.	(0.4)%
Amer Sports, Inc.	(0.4)%
Moelis & Co. Class A	(0.4)%
Consolidated Edison, Inc.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	82.0%	(13.3)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.2%	-%
Convertible Bonds	0.4%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	10.2%	-%
Other Assets Less Liabilities	16.5%Footnote Reference**	-%
Total	113.3%	(13.3)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	12.2%
Microsoft Corp.	5.3%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.2%
NVIDIA Corp.	3.1%
Fanatics Holdings, Inc. Class A	2.5%
Home Depot, Inc.	2.3%
TJX Cos., Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000108851
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class C
Trading Symbol	NLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$110	2.19%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.19%
AssetsNet	$ 7,241,193,340
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,241,193,340
Number of Portfolio Holdings	192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Progressive Corp.	(0.6)%
Goldman Sachs Group, Inc.	(0.5)%
Interpublic Group of Cos., Inc.	(0.5)%
Nordstrom, Inc.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
J.M. Smucker Co.	(0.5)%
Exelon Corp.	(0.4)%
Amer Sports, Inc.	(0.4)%
Moelis & Co. Class A	(0.4)%
Consolidated Edison, Inc.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	82.0%	(13.3)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.2%	-%
Convertible Bonds	0.4%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	10.2%	-%
Other Assets Less Liabilities	16.5%Footnote Reference**	-%
Total	113.3%	(13.3)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	12.2%
Microsoft Corp.	5.3%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.2%
NVIDIA Corp.	3.1%
Fanatics Holdings, Inc. Class A	2.5%
Home Depot, Inc.	2.3%
TJX Cos., Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000108852
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Institutional Class
Trading Symbol	NLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$54	1.08%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 7,241,193,340
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,241,193,340
Number of Portfolio Holdings	192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Progressive Corp.	(0.6)%
Goldman Sachs Group, Inc.	(0.5)%
Interpublic Group of Cos., Inc.	(0.5)%
Nordstrom, Inc.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
J.M. Smucker Co.	(0.5)%
Exelon Corp.	(0.4)%
Amer Sports, Inc.	(0.4)%
Moelis & Co. Class A	(0.4)%
Consolidated Edison, Inc.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	82.0%	(13.3)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.2%	-%
Convertible Bonds	0.4%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	10.2%	-%
Other Assets Less Liabilities	16.5%Footnote Reference**	-%
Total	113.3%	(13.3)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	12.2%
Microsoft Corp.	5.3%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.2%
NVIDIA Corp.	3.1%
Fanatics Holdings, Inc. Class A	2.5%
Home Depot, Inc.	2.3%
TJX Cos., Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.